GOF P1 01/19

SUPPLEMENT DATED JANUARY 16, 2019

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE FUNDS LISTED BELOW

FRANKLIN FLOATING RATE DAILY ACCESS FUND

(a series of Franklin Investor Securities Trust)

 FRANKLIN LIBERTY SENIOR LOAN ETF

(a series of Franklin Templeton ETF Trust)

The prospectus is amended as follows:

I.  Effective January 31, 2019, the “Fund Summary – Franklin Floating Rate Daily Access Fund – Portfolio Managers” section on page 19 of the prospectus is replaced with the following:

Portfolio Managers

Madeline Lam   Vice President of Advisers and portfolio manager of the Fund since 2004.

Reema Agarwal, CFA  Portfolio Manager of Advisers and portfolio manager of the Fund since January 2019.

Justin Ma, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since 2013.

II. Effective January 31, 2019, the “Fund Summary – Franklin Liberty Senior Loan ETF – Portfolio Managers” section on page 26 of the prospectus is replaced with the following:

Portfolio Managers

Madeline Lam   Vice President of Advisers and portfolio manager of the Fund since inception (2018).

Reema Agarwal, CFA  Portfolio Manager of Advisers and portfolio manager of the Fund since January 2019.

Justin Ma, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2018).

III.  Effective January 31, 2019, the listed portfolio managers in the “Franklin Floating Rate Daily Access Fund – Fund Details – Management” section on page 73 of the prospectus are replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in income-producing floating interest rate corporate loans and corporate debt securities. The portfolio managers of the team are as follows:

Madeline Lam   Vice President of Advisers
Ms. Lam has been a portfolio manager of the Fund since 2004, providing research and advice on the purchase and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1998.

Reema Agarwal, CFA   Portfolio Manager of Advisers
Ms. Agarwal has been a portfolio manager of the Fund since January 2019, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 2004.

Justin Ma, CFA   Portfolio Manager of Advisers
Mr. Ma has been a portfolio manager of the Fund since 2013, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2006.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

IV.  Effective January 31, 2019, the listed portfolio managers in the “Franklin Liberty Senior Loan ETF – Fund Details – Management” section on page 82 of the prospectus are replaced with the following:

Franklin Liberty Senior Loan ETF

The Fund is managed by a team of dedicated professionals. The portfolio managers of the team are as follows:

Madeline Lam   Vice President of Advisers
Ms. Lam has been a portfolio manager of the Fund since inception. She joined Franklin Templeton Investments in 1998.

Reema Agarwal, CFA   Portfolio Manager of Advisers
Ms. Agarwal has been a portfolio manager of the Fund since January 2019. She joined Franklin Templeton Investments in 2004.

Justin Ma, CFA   Portfolio Manager of Advisers
Mr. Ma has been a portfolio manager of the Fund since inception. He joined Franklin Templeton Investments in 2006.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Please keep this supplement with your prospectus for future reference.

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